Condensed Consolidated Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)	Preferred Stock Series Seed 1	Preferred Stock Series Seed 2	Preferred Stock Series A	Common Stock	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income	Total
Balance at Dec. 31, 2021	$ 21	$ 364		$ 952	$ 1,371,194	$ (922,105)	$ 202	$ 450,628
Balance (in Shares) at Dec. 31, 2021	213,730	3,635,252		9,526,808
Private placement			$ 163		2,186,258			2,186,421
Private placement (in Shares)			1,629,971
Share issuance cost					(33,132)			(33,132)
Conversion of promissory notes			$ 23		130,860			130,883
Conversion of promissory notes (in Shares)			231,828
Exercise of stock options				$ 5	24,995			25,000
Exercise of stock options (in Shares)				41,667
Share-based compensation					171,869			171,869
Net loss						(1,800,268)		(1,800,268)
Currency translation adjustment							(91)	(91)
Balance at Dec. 31, 2022	$ 21	$ 364	$ 186	$ 957	3,852,044	(2,722,373)	111	1,131,310
Balance (in Shares) at Dec. 31, 2022	213,730	3,635,252	1,861,799	9,568,475
Private placement				$ 36	1,073,553			1,073,589
Private placement (in Shares)				357,861
Exercise of stock options				$ 6	37,494			37,500
Exercise of stock options (in Shares)				62,500
Share-based compensation					185,068			185,068
Net loss						(2,360,554)		(2,360,554)
Currency translation adjustment							375	375
Balance at Jun. 30, 2023	$ 21	$ 364	$ 186	$ 999	5,148,159	(5,082,927)	486	67,288
Balance (in Shares) at Jun. 30, 2023	213,730	3,635,252	1,861,799	9,988,836
Balance at Dec. 31, 2022	$ 21	$ 364	$ 186	$ 957	3,852,044	(2,722,373)	111	1,131,310
Balance (in Shares) at Dec. 31, 2022	213,730	3,635,252	1,861,799	9,568,475
Private placement				$ 49	1,463,537			1,463,586
Private placement (in Shares)				487,859
Share issuance cost					(991,632)			(991,632)
Exercise of stock options				$ 6	37,494			37,500
Exercise of stock options (in Shares)				62,500
Conversion of preferred shares on IPO	$ (21)	$ (364)	$ (186)	$ 571
Conversion of preferred shares on IPO (in Shares)	(213,730)	(3,635,252)	(1,861,799)	5,710,781
Shares issued alongside IPO				$ 150	5,999,850			6,000,000
Shares issued alongside IPO (in Shares)				1,500,000
Share-based compensation					487,738			487,738
Net loss						(4,301,517)		(4,301,517)
Currency translation adjustment							91	91
Balance at Dec. 31, 2023				$ 1,733	10,849,031	(7,023,890)	202	3,827,076
Balance (in Shares) at Dec. 31, 2023				17,329,615
Balance at Mar. 31, 2023	$ 21	$ 364	$ 186	$ 988	4,714,674	(3,803,069)	224	913,388
Balance (in Shares) at Mar. 31, 2023	213,730	3,635,252	1,861,799	9,880,975
Private placement				$ 11	323,578			323,589
Private placement (in Shares)				107,861
Share-based compensation					109,907			109,907
Net loss						(1,279,858)		(1,279,858)
Currency translation adjustment							262	262
Balance at Jun. 30, 2023	$ 21	$ 364	$ 186	$ 999	5,148,159	(5,082,927)	486	67,288
Balance (in Shares) at Jun. 30, 2023	213,730	3,635,252	1,861,799	9,988,836
Balance at Dec. 31, 2023				$ 1,733	10,849,031	(7,023,890)	202	3,827,076
Balance (in Shares) at Dec. 31, 2023				17,329,615
Issued for acquisition of intangible assets				$ 156	772,247			772,403
Issued for acquisition of intangible assets (in Shares)				1,562,500
Obligation to issue stock for acquisition of intangible assets					838,374			838,374
Share-based compensation					10,484			10,484
Net loss						(2,809,741)		(2,809,741)
Currency translation adjustment							1,040	1,040
Balance at Jun. 30, 2024				$ 1,889	12,470,136	(9,833,631)	1,242	2,639,636
Balance (in Shares) at Jun. 30, 2024				18,892,115
Balance at Mar. 31, 2024				$ 1,733	10,904,370	(8,421,140)	1,383	2,486,346
Balance (in Shares) at Mar. 31, 2024				17,329,615
Issued for acquisition of intangible assets				$ 156	772,247			772,403
Issued for acquisition of intangible assets (in Shares)				1,562,500
Obligation to issue stock for acquisition of intangible assets					838,374			838,374
Share-based compensation					(44,855)			(44,855)
Net loss						(1,412,491)		(1,412,491)
Currency translation adjustment							(141)	(141)
Balance at Jun. 30, 2024				$ 1,889	$ 12,470,136	$ (9,833,631)	$ 1,242	$ 2,639,636
Balance (in Shares) at Jun. 30, 2024				18,892,115